United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/09

Date of Reporting Period:  Six months ended 4/30/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Muni and Stock
Advantage Fund

Established 2003

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2009
Net Asset Value, Beginning of Period	$9.46
Income From Investment Operations:
Net investment income	0.18
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	(0.07)
Less Distributions:
Distributions from net investment income	(0.19)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--
TOTAL DISTRIBUTIONS	(0.19)
Net Asset Value, End of Period	$9.20
Total Return [4]	(0.73)%

Ratios to Average Net Assets:
Net expenses	1.00	% [5,6]
Net investment income	3.96	% [5]
Expense waiver/reimbursement [7]	0.49	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$375,369
Portfolio turnover	47%

1 The Fund changed its fiscal year end from August 31 to October 31.

2 Reflects operations for the period from September 26, 2003 (date of initial public investment) to August 31, 2004.

3 Per share number has been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.97%, 1.00%, 1.00%, 1.00% and 0.80% for the six months ended April 30, 2009 and for the years ended October 31, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,								Two Months Ended		Period Ended
2008		2007		2006		2005		10/31/2004	[1]	8/31/2004	[2]
$12.08		$12.09		$11.10		$10.69		$10.53		$10.00

0.39		0.37		0.38		0.37		0.06		0.41	[3]
(2.27)		0.20		0.96		0.42		0.16		0.47
(1.88)		0.57		1.34		0.79		0.22		0.88

(0.39)		(0.38)		(0.35)		(0.38)		(0.06)		(0.35)
(0.35)		(0.20)		--		--		--		--
(0.74)		(0.58)		(0.35)		(0.38)		(0.06)		(0.35)
$9.46		$12.08		$12.09		$11.10		$10.69		$10.53
(16.39)%		4.79%		12.31%		7.49%		2.13%		8.92%

1.00	% [6]	1.00	% [6]	1.00	% [6]	0.80	% [6]	0.55	% [5]	0.31	% [5]
3.47%		3.12%		3.32%		3.44%		3.48	% [5]	4.30	% [5]
0.45%		0.44%		0.45%		0.67%		1.23	% [5]	1.45	% [5]

$404,311		$588,344		$465,673		$314,215		$140,170		$122,672
87%		72%		42%		9%		17%		39%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2009
Net Asset Value, Beginning of Period	$9.46
Income From Investment Operations:
Net investment income	0.15
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	(0.11)
Less Distributions:
Distributions from net investment income	(0.15)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--
TOTAL DISTRIBUTIONS	(0.15)
Net Asset Value, End of Period	$9.20
Total Return [4]	(1.10)%

Ratios to Average Net Assets:
Net expenses	1.75	% [5,6]
Net investment income	3.21	% [5]
Expense waiver/reimbursement [7]	0.49	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$54,250
Portfolio turnover	47%

1 The Fund changed its fiscal year end from August 31 to October 31.

2 Reflects operations for the period from September 26, 2003 (date of initial public investment) to August 31, 2004.

3 Per share number has been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.72%, 1.75%, 1.75%, 1.75% and 1.70% for the six months ended April 30, 2009 and for the years ended October 31, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,								Two Months Ended		Period Ended
2008		2007		2006		2005		10/31/2004	[1]	8/31/2004	[2]
$12.07		$12.09		$11.10		$10.69		$10.53		$10.00

0.30		0.28		0.29		0.27		0.04		0.32	[3]
(2.25)		0.19		0.97		0.42		0.17		0.47
(1.95)		0.47		1.26		0.69		0.21		0.79

(0.31)		(0.29)		(0.27)		(0.28)		(0.05)		(0.26)
(0.35)		(0.20)		--		--		--		--
(0.66)		(0.49)		(0.27)		(0.28)		(0.05)		(0.26)
$9.46		$12.07		$12.09		$11.10		$10.69		$10.53
(16.95)%		3.93%		11.48%		6.53%		1.97%		7.99%

1.75	% [6]	1.75	% [6]	1.75	% [6]	1.70	% [6]	1.55	% [5]	1.31	% [5]
2.72%		2.37%		2.58%		2.56%		2.48	% [5]	3.27	% [5]
0.45%		0.44%		0.45%		0.52%		0.98	% [5]	1.20	% [5]

$59,324		$81,930		$70,323		$57,182		$34,834		$31,700
87%		72%		42%		9%		17%		39%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2009
Net Asset Value, Beginning of Period	$9.46
Income From Investment Operations:
Net investment income	0.15
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	(0.11)
Less Distributions:
Distributions from net investment income	(0.15)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--
TOTAL DISTRIBUTIONS	(0.15)
Net Asset Value, End of Period	$9.20
Total Return [4]	(1.10)%

Ratios to Average Net Assets:
Net expenses	1.75	% [5,6]
Net investment income	3.22	% [5]
Expense waiver/reimbursement [7]	0.49	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$110,075
Portfolio turnover	47%

1 The Fund changed its fiscal year end from August 31 to October 31.

2 Reflects operations for the period from September 26, 2003 (date of initial public investment) to August 31, 2004.

3 Per share number has been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.72%, 1.75%, 1.75%, 1.75% and 1.70% for the six months ended April 30, 2009 and for the years ended October 31, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended October 31								Two Months Ended		Period Ended
2008		2007		2006		2005		10/31/2004	[1]	8/31/2004	[2]
$12.07		$12.09		$11.10		$10.68		$10.52		$10.00

0.30		0.28		0.29		0.27		0.04		0.32	[3]
(2.25)		0.19		0.97		0.43		0.17		0.46
(1.95)		0.47		1.26		0.70		0.21		0.78

(0.31)		(0.29)		(0.27)		(0.28)		(0.05)		(0.26)
(0.35)		(0.20)		--		--		--		--
(0.66)		(0.49)		(0.27)		(0.28)		(0.05)		(0.26)
$9.46		$12.07		$12.09		$11.10		$10.68		$10.52
(16.95)%		3.94%		11.48%		6.63%		1.97%		7.90%

1.75	% [6]	1.75	% [6]	1.75	% [6]	1.70	% [6]	1.55	% [5]	1.31	% [5]
2.72%		2.37%		2.57%		2.56%		2.48	% [5]	3.28	% [5]
0.45%		0.44%		0.45%		0.52%		0.98	% [5]	1.20	% [5]

$122,165		$181,358		$122,419		$79,891		$42,816		$38,500
87%		72%		42%		9%		17%		39%

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended		Period Ended
	4/30/2009		10/31/2008		10/31/2007	[1]
Net Asset Value, Beginning of Period	$9.46		$12.08		$12.27
Income From Investment Operations:
Net investment income	0.18		0.39		0.14
Net realized and unrealized loss on investments, foreign currency transactions and swap contracts	(0.25)		(2.26)		(0.18)
TOTAL FROM INVESTMENT OPERATIONS	(0.07)		(1.87)		(0.04)
Less Distributions:
Distributions from net investment income	(0.19)		(0.40)		(0.15)
Distributions from net realized gain on investments and foreign currency transactions	--		(0.35)		--
TOTAL DISTRIBUTIONS	(0.19)		(0.75)		(0.15)
Net Asset Value, End of Period	$9.20		$9.46		$12.08
Total Return [2]	(0.68)%		(16.32)%		(0.31)%

Ratios to Average Net Assets:
Net expenses	0.89	% [3,4]	0.92	% [4]	0.96	% [3,4]
Net investment income	4.06	% [3]	3.58%		3.16	% [3]
Expense waiver/reimbursement [5]	0.49	% [3]	0.45%		0.44	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$14,312		$13,588		$10,589
Portfolio turnover	47%		87%		72	% [6]

1 Reflects operations for the period from May 31, 2007 (date of initial public investment) to October 31, 2007.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.86%, 0.92% and 0.96% for the six months ended April 30, 2009, the year ended October 31, 2008 and for the period ended October 31, 2007, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 992.70	$4.94
Class B Shares	$1,000	$ 989.00	$8.63
Class C Shares	$1,000	$ 989.00	$8.63
Class F Shares	$1,000	$ 993.20	$4.40
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.84	$5.01
Class B Shares	$1,000	$1,016.12	$8.75
Class C Shares	$1,000	$1,016.12	$8.75
Class F Shares	$1,000	$1,020.38	$4.46

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.00%
Class B Shares	1.75%
Class C Shares	1.75%
Class F Shares	0.89%

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Tax-Exempt, Fixed-Income Securities	58.3%
Equity Securities	37.0%
Cash Equivalents [2]	3.2%
Other Assets and Liabilities - Net [3]	1.5%
TOTAL	100.0%

At April 30, 2009, the Fund's sector composition 4 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	18.8%
Health Care	15.6%
Consumer Staples	13.8%
Energy	13.6%
Telecommunication Services	9.5%
Industrials	8.0%
Information Technology	6.8%
Consumer Discretionary	5.3%
Materials	5.3%
Utilities	3.3%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Cash Equivalents include any investments in tax-exempt, variable rate instruments.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

4 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

At April 30, 2009, the Fund's sector composition 5 for its tax-exempt securities was as follows:

Sector Composition	Percentage of Municipal Securities
General Obligation - Local	17.5%
Hospital	16.4%
General Obligation - State	14.9%
Education	8.5%
Public Power	7.2%
Transportation	7.2%
Special Tax	5.8%
Industrial Revenue	4.7%
Refunded	4.7%
Water and Sewer	4.2%
Senior Care	3.7%
Other Securities [6]	5.2%
TOTAL	100.0%

5 Sector classifications and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underling obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party as determined by the Fund's Adviser. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

6 For purposes of this table, sector classifications constitute 94.8% of the Fund's total investments in tax-exempt securities. Remaining tax-exempt security sectors have been aggregated under the designation "Other Securities."

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--37.0%
		Consumer Discretionary--2.0%
63,615		Block (H&R), Inc.	$963,131
36,245		Gap (The), Inc.	563,247
15,625		Genuine Parts Co.	530,625
20,920		Hasbro, Inc.	557,727
24,415		Home Depot, Inc.	642,603
80,690		Leggett and Platt, Inc.	1,158,708
108,135		Mattel, Inc.	1,617,700
18,340		McDonald's Corp.	977,339
18,610		Stanley Works	707,738
123,285		Time Warner, Inc.	2,691,312
8,280		V.F. Corp.	490,756
		TOTAL	10,900,886
		Consumer Staples--5.1%
90,570		Altria Group, Inc.	1,479,008
40,750		Archer-Daniels-Midland Co.	1,003,265
51,320		Corn Products International, Inc.	1,226,548
15,240		Heinz (H.J.) Co.	524,561
71,350		Kimberly-Clark Corp.	3,506,139
32,640		PepsiCo, Inc.	1,624,166
105,195		Procter & Gamble Co.	5,200,841
28,680		Reynolds American, Inc.	1,089,266
120,390		Sysco Corp.	2,808,699
68,710		The Coca-Cola Co.	2,957,966
138,450		Wal-Mart Stores, Inc.	6,977,880
		TOTAL	28,398,339
Shares			Value
		COMMON STOCKS--continued
		Energy--5.0%
25,655		BP PLC, ADR	$1,089,311
71,620		Chevron Corp.	4,734,082
120,125		ConocoPhillips	4,925,125
22,275		Diamond Offshore Drilling, Inc.	1,612,933
13,905		ENI S.p.A, ADR	593,604
108,495		Exxon Mobil Corp.	7,233,362
66,425		Marathon Oil Corp.	1,972,822
7,145		PetroChina Co. Ltd. - ADR	620,972
22,215		Royal Dutch Shell PLC	1,014,781
28,590		Technip SA	1,218,220
29,035		Tenaris SA, ADR	726,456
14,785		Tidewater, Inc.	639,451
31,330		Total SA, ADR	1,557,728
		TOTAL	27,938,847
		Financials--6.9%
73,540		Ace, Ltd.	3,406,373
70,390		Bancorpsouth, Inc.	1,636,568
60,370		Bank of Hawaii Corp.	2,121,402
120,425		Chubb Corp.	4,690,554
47,015		Commerce Bancshares, Inc.	1,556,196
49,810		Cullen Frost Bankers, Inc.	2,345,553
103,125		Glacier Bancorp, Inc.	1,579,875
30,270		Hancock Holding Co.	1,146,325
97,185		Hudson City Bancorp, Inc.	1,220,644
21,630		Iberiabank Corp.	988,058
100,105		New York Community Bancorp, Inc.	1,132,188
21,690		Northern Trust Corp.	1,179,068
16,345		PartnerRe Ltd.	1,114,566
90,590		People's United Financial, Inc.	1,415,016
59,235		Prosperity Bancshares, Inc.	1,644,956
167,650		The Travelers Cos, Inc.	6,897,121
38,130		UMB Financial Corp.	1,745,210
50,220		WestAmerica Bancorp.	2,693,299
		TOTAL	38,512,972
Shares			Value
		COMMON STOCKS--continued
		Health Care--5.8%
24,730		Abbott Laboratories	$1,034,950
46,460		AstraZeneca Group PLC, ADR	1,624,706
10,885		Baxter International, Inc.	527,922
24,945		Bayer AG, ADR	1,233,780
8,155		Becton, Dickinson & Co.	493,214
106,835		Bristol-Myers Squibb Co.	2,051,232
138,380		Johnson & Johnson	7,245,577
16,215		Lilly (Eli) & Co.	533,798
18,345		Medtronic, Inc.	587,040
140,415		Merck & Co., Inc.	3,403,660
149,865		PDL BioPharma, Inc.	1,071,535
392,240		Pfizer, Inc.	5,240,326
164,020		Wyeth	6,954,448
		TOTAL	32,002,188
		Industrials--3.0%
39,750		ABB Ltd., ADR	565,245
18,035		CSX Corp.	533,656
13,600		General Dynamics Corp.	702,712
87,605		General Electric Co.	1,108,203
40,205		Lockheed Martin Corp.	3,157,299
14,645		Norfolk Southern Corp.	522,534
81,675		Northrop Grumman Corp.	3,948,986
27,700		Raytheon Co.	1,252,871
80		Ryder Systems, Inc.	2,215
53,735		Tyco International Ltd.	1,276,744
11,590		Union Pacific Corp.	569,533
37,405		United Technologies Corp.	1,826,860
38,560		Waste Management, Inc.	1,028,395
		TOTAL	16,495,253
		Information Technology--2.5%
33,770		Adtran, Inc.	714,235
17,545		Harris Corp.	536,526
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
68,530		Intel Corp.	$1,081,403
45,340		International Business Machines Corp.	4,679,541
274,820		Microsoft Corp.	5,567,853
212,350		Xerox Corp.	1,297,458
		TOTAL	13,877,016
		Materials--2.0%
31,240		Air Products & Chemicals, Inc.	2,058,716
45,260		Bemis Co., Inc.	1,088,050
18,630		Compass Minerals International, Inc.	898,339
385,920		Gold Fields Ltd., ADR	4,013,568
12,160		PPG Industries, Inc.	535,648
87,985		Sealed Air Corp.	1,676,994
13,170		Syngenta AG, ADR	561,700
		TOTAL	10,833,015
		Telecommunication Services--3.5%
329,785		AT&T, Inc.	8,449,092
100,875		BCE, Inc.	2,158,725
85,265		Deutsche Telekom AG, ADR	927,683
24,550		France Telecommunications, ADR	541,573
24,680		Nippon Telegraph & Telephone Corp., ADR	463,984
17,990		Telefonica SA	1,012,657
101,730		Verizon Communications	3,086,488
151,260		Vodafone Group PLC, ADR	2,775,621
		TOTAL	19,415,823
		Utilities--1.2%
163,155		CenterPoint Energy, Inc.	1,735,969
30,035		Exelon Corp.	1,385,515
23,725		PG&E Corp.	880,672
37,295		Public Service Enterprises Group, Inc.	1,112,883
36,900		Sempra Energy	1,698,138
		TOTAL	6,813,177
		TOTAL COMMON STOCKS (IDENTIFIED COST $213,529,676)	205,187,516
Principal Amount			Value
		MUNICIPAL BONDS--58.3%
		Alabama--0.3%
$1,050,000		Courtland, AL IDB, (International Paper Co.), PCR Refunding Bonds (Series 2005A), 5.000%, 06/01/2025	$727,345
1,370,000		Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Refunding Revenue Bonds (Series 2004-C), 5.125%, 11/15/2024	1,204,463
		TOTAL	1,931,808
		Alaska--0.2%
1,000,000		Alaska Municipal Bond Bank, Revenue Bonds, 5.250%, (MBIA Insurance Corp. INS), 12/01/2022	1,028,890
		Arizona--3.8%
4,145,000		Arizona State University, COP (Series 2005A), 5.000%, (AMBAC INS), 09/01/2027	4,095,716
5,525,000		Phoenix, AZ Civic Improvement Corp., Excise Tax Revenue Bonds, 5.000%, (FGIC INS, MBIA Insurance Corp. INS), 07/01/2030	5,547,873
4,315,000		Phoenix, AZ Civic Improvement Corp., Senior Lien Airport Refunding Revenue Bonds (Series 2008C), 5.000%, 07/01/2022	4,553,361
2,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2008A), 5.000%, 01/01/2028	2,078,280
4,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2009A), 5.000%, 01/01/2039	4,054,880
669,000		Tempe, AZ IDA, (Friendship Village of Tempe), Senior Living Refunding Revenue Bonds (Series 2004A), 5.375%, 12/01/2013	618,832
		TOTAL	20,948,942
		Arkansas--0.2%
1,000,000		Independence County, AR, (Entergy Arkansas, Inc.), PCR Refunding Bonds (Series 2005), 5.000%, 01/01/2021	941,660
		California--4.3%
100,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Hamlin School), Revenue Bonds (Series 2007), 5.000%, 08/01/2037	60,456
150,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2007F), 5.000%, 04/01/2024	156,111
200,000		Beverly Hills, CA USD, UT GO Bonds (Election 2002-Series B), 5.000%, 08/01/2027	202,016
200,000		California Health Facilities Financing Authority, (Sutter Health), Revenue Bonds (Series 2007A), 5.250%, 11/15/2046	180,720
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$100,000		California Health Facilities Financing Authority, (Sutter Health), Revenue Bonds (Series 2008A), 5.250%, 08/15/2022	$101,239
570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.950% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	569,704
100,000		California Infrastructure & Economic Development Bank, (Walt Disney Family Museum), Revenue Bonds (Series 2008), 5.000%, 02/01/2023	99,992
400,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2008H), 5.000%, (FSA INS), 05/01/2022	421,148
300,000		California State, Refunding UT GO Bonds, 5.000%, 12/01/2017	321,480
3,000,000		California State, UT GO Bonds, 5.000%, 11/01/2022	3,039,390
315,000		California State, UT GO Bonds, 5.250%, 02/01/2019	324,938
250,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2018	260,730
900,000		California State, Various Purpose UT GO Bonds, 5.000%, 11/01/2021	912,006
300,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2019	310,374
1,100,000		California State, Various Purpose UT GO Bonds, 5.500%, 03/01/2026	1,121,494
3,000,000		California State, Various Purpose UT GO Bonds, 6.000%, 04/01/2038	3,104,070
100,000		California Statewide Communities Development Authority, (Daughters of Charity Health System), Revenue Bonds (Series 2005A), 5.250%, 07/01/2035	67,227
100,000		California Statewide Communities Development Authority, (Front Porch at Walnut Village), Revenue Bonds (Series 2007A), 5.125%, 04/01/2037	64,848
300,000		Chino Basin Desalter Authority, Desalter Refunding Revenue Bonds (Series 2008A), 5.000%, (Assured Guaranty Corp. INS), 06/01/2021	319,995
300,000		Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COP (Series 2008H), 5.000%, 07/01/2026	304,611
860,000		Glendale, CA USD, UT GO Bonds (Series 2003F), 5.000%, (MBIA Insurance Corp. INS), 09/01/2023	885,594
300,000		Grossmont-Cuyamaca, CA Community College District, Refunding UT GO Bonds, 5.000%, (Assured Guaranty Corp. INS), 08/01/2020	324,753
50,000		Irvine, CA Assessment District No. 04-20, Special Assessment Bonds (Group One), 5.000%, 09/02/2030	37,740
300,000		Los Angeles, CA Community College District, GO Bonds (2001 Election 2008 Series E-1), 5.000%, 08/01/2033	291,759
100,000		Los Angeles, CA Harbor Department, Refunding Revenue Bonds (Series 2001A), 5.000%, (AMBAC INS), 08/01/2025	100,373
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$1,390,000		Los Angeles, CA USD, UT GO Bonds (Series 2009D), 5.000%, 01/01/2034	$1,338,417
200,000		Regents of the University of California Medical Center, LIBOR Floating Rate Index Bonds (Series 2007C-2), (MBIA Insurance Corp. INS), 1.566%, 05/15/2043	104,250
50,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.000%, 02/15/2028	37,060
100,000		Sacramento, CA USD, (Election of 2002, Series 2005), 5.000%, (MBIA Insurance Corp. INS), 07/01/2030	98,707
360,000		San Mateo, CA Union High School District, UT GO Bonds (Election 2006 Series A), 5.000%, 09/01/2020	389,660
1,000,000		Trustees of the California State University, Revenue Bonds (Series A), 5.125%, (AMBAC INS), 11/01/2026	1,010,360
150,000		University of California, General Revenue Bonds (Series 2008L), 5.000% 05/15/2025	154,908
5,000,000		University of California, General Revenue Bonds (Series 2009O), 5.750%, 05/15/2029	5,341,950
1,545,000		Yucaipa Valley Water District, CA, Water System Revenue COP (Series 2004A), 5.250%, (MBIA Insurance Corp. INS), 09/01/2023	1,543,810
		TOTAL	23,601,890
		Colorado--2.0%
4,000,000		Boulder Valley, CO School District RE No. 2, UT GO Bonds, 5.000%, 12/01/2034	4,098,600
1,500,000		Colorado Educational & Cultural Facilities Authority, (Peak to Peak Charter School Project), Refunding Revenue Bonds, 5.250%, (Syncora Guarantee, Inc. INS), 08/15/2019	1,435,365
710,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2004A), 5.250%, 06/01/2034	548,922
495,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2005), 5.250%, 06/01/2023	438,857
1,590,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.500%, 11/01/2027	1,659,324
1,250,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, (United States Treasury PRF 12/1/2013@102), 12/01/2034	1,540,450
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2033	1,192,680
		TOTAL	10,914,198
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Connecticut--0.2%
$1,100,000		Connecticut State, UT GO Bonds (Series 2009A), 5.000%, 02/15/2029	$1,160,940
		District of Columbia--1.1%
1,000,000		District of Columbia Water & Sewer Authority, Public Utility Subordinated Lien Revenue Refunding Bonds (Series 2008A), 5.000%, (Assured Guaranty Corp. INS), 10/01/2023	1,063,030
5,000,000		District of Columbia, UT GO Bonds (Series 2004A), 5.000%, (FSA INS), 06/01/2025	5,130,550
		TOTAL	6,193,580
		Florida--3.5%
900,000		Broward County, FL Educational Facilities Authority, (Nova Southeastern University), Educational Facilities Revenue Bonds (Series 2004B), 5.600%, 04/01/2029	764,802
640,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	388,998
2,275,000		Florida State Department of Children & Families, (Florida State), (South Florida Evaluation Treatment Center) COP, 5.000%, 10/01/2020	2,346,048
3,000,000		Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (MBIA Insurance Corp. INS), 05/01/2027	3,017,610
750,000		Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Bonds (Series 2001A), 6.700%, 11/15/2019	585,202
1,100,000		Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.000%, (Assured Guaranty Corp. INS), 10/01/2023	1,113,145
385,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	301,309
5,000,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2009A), 5.250%, 10/01/2039	4,992,200
3,000,000		Palm Beach County, FL, Public Improvement Revenue Bonds (Series 2008-2), 5.375%, 11/01/2028	3,116,460
1,710,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	960,746
1,500,000		Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Refunding Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance, Inc. INS), 10/15/2025	1,249,320
485,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.650%, 05/01/2037	351,290
		TOTAL	19,187,130
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Georgia--1.0%
$5,000,000		Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625%, 01/01/2028	$5,420,450
615,000		Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	420,242
		TOTAL	5,840,692
		Illinois--1.4%
2,615,000		Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (FSA INS), 07/01/2017	2,792,428
1,180,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (MBIA Insurance Corp. INS), 01/01/2026	1,189,145
1,000,000		Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 01/01/2026	1,014,480
415,000		DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036	238,579
1,335,000		Harvey, IL, Refunding & Improvement UT GO Bonds (Series 2007A), 5.625%, 12/01/2032	1,170,261
1,000,000		Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	564,220
875,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	646,021
625,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	397,156
		TOTAL	8,012,290
		Indiana--0.6%
2,500,000		Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	1,764,350
2,500,000		St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	1,753,850
		TOTAL	3,518,200
		Iowa--0.3%
2,035,000		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Refunding Revenue Bonds (Series 2007A), 5.500%, 11/15/2037	1,135,937
500,000		Scott County, IA, (Ridgecrest Village), Refunding Revenue Bonds (Series 2004), 5.625%, 11/15/2018	416,190
		TOTAL	1,552,127
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Louisiana--0.6%
$1,000,000		St. John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.350%, 12/01/2013	$951,160
3,000,000		St. John the Baptist Parish, LA, (Marathon Oil Corp.), Revenue Bonds (Series 2007A), 5.125%, 06/01/2037	2,294,700
		TOTAL	3,245,860
		Maryland--0.1%
265,000		Maryland State Health & Higher Educational Facilities Authority, (King Farm Presbyterian Retirement Community), Revenue Bonds (Series 2007B), 5.000%, 01/01/2017	204,800
500,000		Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%, 05/01/2035	345,775
		TOTAL	550,575
		Massachusetts--2.8%
4,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2009A), 5.000%, 03/01/2034	4,093,400
5,000,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2007C), 5.000%, (AMBAC INS), 08/01/2037	5,087,600
5,000,000		Massachusetts Bay Transportation Authority General Transportation System, Assessment Bonds (Series 2008A), 5.250%, 07/01/2034	5,225,350
205,000		Massachusetts HEFA, (Milford Regional Medical Center), Revenue Bonds (Series 1998C), 5.750%, 07/15/2013	197,066
960,000		Massachusetts Water Resources Authority, General Revenue Bonds (Series 2009A), 5.000%, 08/01/2039	976,109
		TOTAL	15,579,525
		Michigan--2.8%
9,000,000		Detroit, MI City School District, UT GO Bonds (Series 2005A), 5.000%, (FSA INS), 05/01/2017	9,540,090
4,370,000		Detroit, MI, UT GO Bonds (Series 2008-A), 5.000%, (Assured Guaranty Corp. INS), 04/01/2024	3,749,635
1,000,000		Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/01/2013	1,001,180
1,000,000		Riverview, MI Community School District, Refunding UT GO Bonds, 5.000%, (GTD by Q-SBLF), 05/01/2021	1,042,170
		TOTAL	15,333,075
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Mississippi--0.1%
$900,000		Mississippi Hospital Equipment & Facilities Authority, (Southwest Mississippi Regional Medical Center), Refunding & Improvement Revenue Bonds, 5.750%, 04/01/2023	$772,947
		Missouri--0.6%
1,500,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2004A), 5.250%, 12/01/2019	1,364,430
2,000,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.250%, 05/15/2018	2,063,540
		TOTAL	3,427,970
		Nevada--1.2%
3,585,000		Clark County, NV School District, LT GO School Bonds (2007C), 5.000%, 06/15/2025	3,522,513
500,000		Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	243,745
2,000,000		Clark County, NV, IDRBs (Series 2003C), 5.450% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,862,120
245,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), LID No. T-16 LT Obligation Improvement Bonds, 5.100%, 03/01/2022	98,443
580,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), LID No. T-16 LT Obligation Improvement Bonds, 5.125%, 03/01/2025	232,075
655,000		Las Vegas Valley, NV Water District, Refunding LT GO Bonds (Series 2003B), 5.000%, (MBIA Insurance Corp. INS), 06/01/2027	655,183
		TOTAL	6,614,079
		New Jersey--1.5%
2,225,000		New Jersey EDA, (New Jersey State), School Facilities Construction Bonds (Series 2008Y), 5.000%, 09/01/2019	2,384,799
1,000,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), First Mortgage Refunding Revenue Bonds (Series 2004A), 4.800%, 11/01/2013	949,180
900,000		New Jersey Health Care Facilities Financing Authority, (Children's Specialized Hospital), Revenue Bonds, (Series 2005A), 5.500%, 07/01/2030	724,158
575,000		New Jersey State Educational Facilities Authority, (Georgian Court University), Revenue Bonds (Series 2007), 5.250%, 07/01/2027	506,201
3,050,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, (United States Treasury PRF 6/1/2013@100), 06/01/2041	3,693,093
		TOTAL	8,257,431
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New Mexico--0.5%
$2,000,000		Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.250%, 07/01/2034	$2,068,360
500,000	[1,2]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	512,250
		TOTAL	2,580,610
		New York--4.9%
500,000		Dutchess County, NY IDA, (St. Francis Hospital and Health Centers), Civic Facility Revenue Bonds (Series 2004B), 7.500%, 03/01/2029	448,430
200,000		Long Island Power Authority, NY, Electric System Revenue Bonds (Series C), 5.000%, 09/01/2022	203,754
4,000,000		New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 1.056%, 03/01/2021	2,681,440
665,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2009A), 5.750%, 06/15/2040	713,991
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.250%, (AMBAC INS), 08/01/2022	1,036,810
40,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, 06/01/2023	41,232
350,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series D), 5.250%, 10/15/2020	362,590
800,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.000%, 08/01/2019	831,440
1,500,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.250%, 08/15/2024	1,533,135
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series D), 5.000%, 11/01/2025	1,006,830
2,215,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series E-1), 5.000%, 08/01/2023	2,253,253
5,000,000		New York City, NY, UT GO Bonds (Series 2009E-1), 5.250%, 10/15/2017	5,520,950
2,500,000		New York State Thruway Authority, (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2007A), 5.250%, 03/15/2026	2,618,825
1,095,000		New York State Thruway Authority, (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund), Second General Highway and Bridge Trust Fund Bonds (Series 2008A), 5.000%, 04/01/2022	1,158,565
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2003A-1), 5.500%, 06/01/2018	516,550
900,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2018	929,790
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2022	509,685
5,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.000%, 11/15/2029	5,075,700
		TOTAL	27,442,970
Principal Amount			Value
		MUNICIPAL BONDS--continued
		North Carolina--2.8%
$6,500,000		Johnston Memorial Hospital Authority, NC, (Johnston Memorial Hospital), FHA Insured Mortgage Revenue Bonds (Series 2008), 5.250%, (FSA INS), 10/01/2024	$6,486,090
5,000,000		North Carolina Capital Facilities Finance Agency, (Duke University), Revenue Bonds (Series 2009B), 5.000%, 10/01/2038	5,133,600
1,000,000		North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing Revenue Bonds (Series 2004A), 5.800%, 10/01/2034	779,270
2,000,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	1,338,020
1,535,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.250%, 01/01/2020	1,614,544
		TOTAL	15,351,524
		Ohio--1.9%
2,850,000		American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project Revenue Bonds (Series 2008A), 5.000%, 02/15/2016	3,127,049
3,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.500%, 06/01/2047	2,273,136
225,000		Cleveland-Cuyahoga County, OH Port Authority, (Port of Cleveland Bond Fund), Development Revenue Bonds (Series 2005B), 5.125%, 05/15/2025	170,019
1,000,000		Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds (Series 1995), 5.00% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	983,170
1,000,000		Ohio State Higher Educational Facilities, (Mount Union College), Revenue Bonds, 5.250%, 10/01/2026	966,730
2,000,000		Ohio State University, General Receipts Bonds (2008A), 5.000%, 12/01/2028	2,066,080
375,000		Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	324,225
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	372,968
		TOTAL	10,283,377
		Pennsylvania--2.4%
300,000		Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds (Series 2002B), 5.250%, 11/15/2016	285,105
3,095,000		Allegheny County, PA Hospital Development, (UPMC Health System), Hospital Revenue Bonds (Series 2008B), 5.000%, 06/15/2017	3,251,855
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,300,000		Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.500%, 11/01/2016	$1,187,667
85,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002B), 5.000%, (MBIA Insurance Corp. INS), 11/01/2022	86,286
2,250,000		Allegheny County, PA, Refunding UT GO Notes (C-59B), (FSA INS), Floating Rate Notes, 1.334%, 11/01/2026	1,683,000
2,000,000		Allegheny County, PA, UT GO Bonds (Series C-61), 5.000%, (Assured Guaranty Corp. INS), 12/01/2022	2,162,020
96,000		Crawford County, PA Hospital Authority, (Wesbury United Methodist Community Obligated Group), Senior Living Facilities Revenue Bonds, 5.900%, 08/15/2009	95,928
300,000		Montgomery County, PA IDA, (Whitemarsh Continuing Care Retirement Community), Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.250%, 02/01/2035	183,516
250,000		Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), 5.000%, (Radian Asset Assurance, Inc. INS), 11/01/2026	207,483
4,000,000		Pennsylvania State Higher Education Facilities Authority, (Foundation for Indiana University of Pennsylvania), Revenue Bonds (Series 2007A), (Syncora Guarantee, Inc. INS), 1.459%, 07/01/2039	1,317,000
500,000		Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), 5.500%, (Radian Asset Assurance, Inc. INS), 11/01/2022	460,145
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Health System Revenue Bonds (Series A), 6.250%, 01/15/2018	518,240
1,000,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds (Series 2001A), 6.000%, 01/15/2022	1,022,920
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds, (Series A), 6.000%, 01/15/2031	508,045
250,000		Pennsylvania State Higher Education Facilities Authority, (Ursinus College), Revenue Bonds, 5.250%, (Radian Asset Assurance, Inc. INS), 01/01/2027	234,380
500,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	343,380
		TOTAL	13,546,970
Principal Amount			Value
		MUNICIPAL BONDS--continued
		South Carolina--3.0%
$2,200,000		Georgetown County, SC Environmental Improvements, (International Paper Co.), Refunding Revenue Bonds, 5.700%, 04/01/2014	$2,018,742
3,710,000		Greenville, SC Hospital System, Hospital Refunding Revenue Bonds (Series 2008A), 5.000%, 05/01/2016	3,877,692
810,000		Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	458,371
60,000		South Carolina Jobs-EDA, (Bon Secours Health System), EDRBs, Series 2002A, 5.500%, (United States Treasury PRF 11/15/2012@100), 11/15/2023	68,281
325,000		South Carolina Jobs-EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A), 5.625%, (United States Treasury PRF 11/15/2012@100), 11/15/2030	371,251
8,000,000		South Carolina Jobs-EDA, (Palmetto Health Alliance), Hospital Revenue Bonds, Floating Rate Notes, 1.380%, Mandatory Tender 08/01/2013	7,361,600
2,500,000		South Carolina State Public Service Authority (Santee Cooper), Revenue Obligations (Series 2008A), 5.500%, 01/01/2038	2,624,075
		TOTAL	16,780,012
		South Dakota--0.5%
4,020,000		Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.500%, 06/01/2032	3,080,767
		Texas--5.6%
1,545,000		Bexar County, Health Facilities Development Corp., (Army Retirement Residence Foundation), Refunding Revenue Bonds (Series 2007), 5.000%, 07/01/2033	970,554
1,000,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	762,340
3,570,000		Harris County, TX Cultural Education Facilities Finance Corp., (Methodist Hospital, Harris County, TX), Revenue Bonds (Series 2008B), 5.250%, 12/01/2016	3,827,540
1,000,000		Harris County, TX, Refunding Sr. Lien Toll Road Revenue Bonds, 5.000%, (MBIA Insurance Corp. INS), 08/15/2027	1,014,780
7,025,000		LaVernia, TX ISD, Refunding School Building UT GO Bonds, 5.000%, (GTD by PSFG), 08/15/2037	7,114,358
2,000,000		Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), Refunding Revenue Bonds (Series 2008), 5.250%, (Berkshire Hathaway Assurance Corp. INS), 05/15/2028	2,084,720
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,000,000		Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), Refunding Revenue Bonds (Series 2008), 5.750%, 05/15/2023	$1,055,180
1,000,000		Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series 2003C), 5.250%, (AMBAC INS), 05/15/2018	1,036,010
500,000		North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Revenue Refunding Bonds (Series 2002), 5.250%, (AMBAC INS), 08/15/2022	503,775
1,500,000		Pasadena, TX ISD, School Building UT GO Bonds, 5.000%, (GTD by PSFG), 02/15/2027	1,564,770
750,000		Port of Corpus Christi, TX IDC, (Valero Energy Corp.), Revenue Refunding Bonds (Series C), 5.400%, 04/01/2018	667,943
500,000		Sabine River Authority, TX, (Southwestern Electric Power Co.), PCR Refunding Bonds (Series 2006), 4.950%, (MBIA Insurance Corp. INS), 03/01/2018	511,790
250,000		Sabine River Authority, TX, (Texas Competitive Electric Holdings Co. LLC), PCR Refunding Bonds (Series 2003B), 6.150%, 08/01/2022	100,178
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 05/15/2037	1,344,620
2,425,000		Texas State Transportation Commission, (Texas State), Mobility Fund Bonds (Series 2005A), 5.000%, 04/01/2026	2,520,497
5,675,000		Texas State, Water Financial Assistance UT GO Bonds (Series 2004C&D), 5.000%, 08/01/2027	5,864,999
		TOTAL	30,944,054
		Virginia--1.5%
1,170,000		Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Refunding Revenue Bonds (Series 2003), 6.000%, 04/01/2033	1,030,103
1,800,000		Virginia College Building Authority, Educational Facilities Revenue Bonds (Series 2009A), 5.000%, 02/01/2028	1,883,322
4,485,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (United States Agency PRF 6/1/2015@100), 06/01/2037	5,177,708
		TOTAL	8,091,133
		Washington--3.5%
1,160,000		Energy Northwest, WA, Wind Project Revenue Bonds, 5.000%, (AMBAC INS), 07/01/2023	1,174,152
3,650,000		Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.000%, (FSA INS), 12/01/2030	3,705,772
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Washington--continued
$500,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Refunding Revenue Bonds (Series 2003), 6.000%, 12/01/2018	$461,205
1,000,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Revenue Bonds (Series 2005), 5.500%, 12/01/2030	716,980
1,000,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), UT GO Bonds (Series 2004), 5.500%, (MBIA Insurance Corp. INS), 12/01/2023	1,017,240
820,000		Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2023	836,039
500,000		Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2022	512,405
5,000,000		Washington State Health Care Facilities Authority, (Highline Medical Center), FHA Insured Mortgage Revenue Bonds (Series 2008), 6.250%, (FHA INS), 08/01/2036	5,206,050
5,000,000		Washington State, UT GO Bonds (Series 2009C), 5.000%, 02/01/2022	5,517,050
		TOTAL	19,146,893
		West Virginia--0.5%
1,000,000		Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	659,710
2,900,000		Pleasants County, WV County Commission, (Allegheny Energy Supply Company LLC), PCR Refunding Bonds (Series 2007F), 5.250%, 10/15/2037	2,368,488
		TOTAL	3,028,198
		Wisconsin--2.6%
3,565,000		Badger, WI Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds, 6.125%, (United States Agency PRF 6/1/2012@100), 06/01/2027	3,821,716
4,665,000		Wisconsin State General Fund Appropriation, (Wisconsin State), Revenue Bonds (Series 2009A), 5.750%, 05/01/2033	4,837,372
160,000		Wisconsin State HEFA, (Blood Center of Wisconsin, Inc.), Revenue Bonds (Series 2004), 5.750%, 06/01/2034	145,973
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Wisconsin-continued
$250,000		Wisconsin State HEFA, (Southwest Health Center), Revenue Bonds (Series 2004A), 6.250%, 04/01/2034	$172,915
5,000,000		Wisconsin State, UT GO Bonds (Series 2003C), 5.000%, 05/01/2024	5,195,500
		TOTAL	14,173,476
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $340,095,621)	323,063,793
		SHORT-TERM MUNICIPALS--3.2% [3]
		California--0.7%
3,700,000		California Infrastructure & Economic Development Bank, (Series 2005) Daily VRDNs (Asian Art Museum Foundation of San Francisco), (MBIA Insurance Corp. INS, JPMorgan Chase Bank, N.A. LIQ), 7.500%, 5/1/2009	3,700,000
		Michigan--0.2%
1,100,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.), (Bank of America N.A. LOC), 0.470%, 5/7/2009	1,100,000
		Ohio--0.2%
1,300,000		Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital), (JPMorgan Chase Bank, N.A. LIQ), 0.380%, 5/7/2009	1,300,000
		Oklahoma--0.2%
1,000,000	[1,2]	Tulsa, OK Airport Improvement Trust, Variable Rate Certificates (Series 1997B-2: Tulsa International Airport) Weekly VRDNs, (MBIA Insurance Corp. INS, Bank of America N.A. LIQ), 3.630%, 5/7/2009	1,000,000
		Pennsylvania--0.7%
4,000,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center), (FSA INS) (Citizens Bank of Pennsylvania LOC), 2.000%, 5/1/2009	4,000,000
		Texas--0.6%
3,100,000		Harris County, TX HFDC, (Series 2006C) Daily VRDNs (Methodist Hospital, Harris County, TX), (FSA INS), 0.400%, 5/1/2009	3,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Virginia--0.6%
$3,200,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group), (FSA INS, Wachovia Bank N.A. LIQ), 0.450%, 5/1/2009	$3,200,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	17,400,000
		TOTAL INVESTMENTS--98.5% (IDENTIFIED COST $571,025,297) [4]	545,651,309
		OTHER ASSETS AND LIABILITIES--NET--1.5% [5]	8,353,970
		TOTAL NET ASSETS--100%	$554,005,279

At April 30, 2009, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $1,512,250, which represented 0.3% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $1,512,250, which represented 0.3% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $570,999,213.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$205,187,516
Level 2--Other Significant Observable Inputs	340,463,793
Level 3--Significant Unobservable Inputs	--
TOTAL	$545,651,309

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COP	--Certificate of Participation
EDA	--Economic Development Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
ISD	--Independent School District
LIBOR	--London Interbank Offered Rate
LID	--Local Improvement District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
Q-SBLF	--Qualified State Bond Loan Fund
SID	--Special Improvement District
TOBs	--Tender Option Bonds
USD	--Unified School District
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at value (identified cost $571,025,297)		$545,651,309
Cash		40,842
Income receivable		5,608,048
Receivable for investments sold		24,001,394
Receivable for shares sold		666,682
TOTAL ASSETS		575,968,275
Liabilities:
Payable for investments purchased	$20,344,086
Payable for shares redeemed	1,170,854
Payable for Directors'/Trustees' fee	1,024
Payable for distribution services fee (Note 5)	100,980
Payable for shareholder services fee (Note 5)	211,404
Accrued expenses	134,648
TOTAL LIABILITIES		21,962,996
Net assets for 60,202,236 shares outstanding		$554,005,279
Net Assets Consist of:
Paid-in capital		$689,977,078
Net unrealized depreciation of investments		(25,373,988)
Accumulated net realized loss on investments, foreign currency transactions, futures contracts and swaps contracts		(110,848,271)
Undistributed net investment income		250,460
TOTAL NET ASSETS		$554,005,279
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($375,368,691 ÷ 40,784,498 shares outstanding), no par value, unlimited shares authorized		$9.20
Offering price per share (100/94.50 of $9.20)		$9.74
Redemption proceeds per share		$9.20
Class B Shares:
Net asset value per share ($54,249,624 ÷ 5,896,955 shares outstanding), no par value, unlimited shares authorized		$9.20
Offering price per share		$9.20
Redemption proceeds per share (94.50/100 of $9.20)		$8.69
Class C Shares:
Net asset value per share ($110,074,632 ÷ 11,965,686 shares outstanding), no par value, unlimited shares authorized		$9.20
Offering price per share		$9.20
Redemption proceeds per share (99.00/100 of $9.20)		$9.11
Class F Shares:
Net asset value per share ($14,312,332 ÷ 1,555,097 shares outstanding), no par value, unlimited shares authorized		$9.20
Offering price per share (100/99.00 of $9.20)		$9.29
Redemption proceeds per share (99.00/100 of $9.20)		$9.11

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest			$9,186,745
Dividends (net of foreign taxes withheld of $54,306)			4,376,570
TOTAL INCOME			13,563,315
Expenses:
Investment adviser fee (Note 5)		$2,748,606
Administrative personnel and services fee (Note 5)		213,636
Custodian fees		17,443
Transfer and dividend disbursing agent fees and expenses		207,317
Directors'/Trustees' fees		3,439
Auditing fees		12,546
Legal fees		3,727
Portfolio accounting fees		88,476
Distribution services fee--Class B Shares (Note 5)		203,737
Distribution services fee--Class C Shares (Note 5)		419,669
Shareholder services fee--Class A Shares (Note 5)		460,123
Shareholder services fee--Class B Shares (Note 5)		67,912
Shareholder services fee--Class C Shares (Note 5)		135,254
Shareholder services fee--Class F Shares (Note 5)		9,215
Account administration fee--Class A Shares		307
Account administration fee--Class C Shares		129
Share registration costs		20,950
Printing and postage		20,857
Insurance premiums		3,197
Miscellaneous		4,148
TOTAL EXPENSES		4,640,688
Waivers and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(1,265,026)
Waiver of administrative personnel and services fee (Note 5)	(4,467)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(69,931)
TOTAL WAIVERS AND EXPENSE REDUCTION		(1,339,424)
Net expenses			3,301,264
Net investment income			10,262,051
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(69,578,181)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			52,997,327
Net realized and unrealized loss on investments and foreign currency transactions			(16,580,854)
Change in net assets resulting from operations			$(6,318,803)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,262,051	$24,795,820
Net realized loss on investments, foreign currency transactions and swap contracts	(69,578,181)	(39,982,913)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	52,997,327	(113,006,730)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(6,318,803)	(128,193,823)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,583,424)	(18,297,770)
Class B Shares	(912,771)	(2,070,761)
Class C Shares	(1,883,480)	(4,474,350)
Class F Shares	(289,171)	(508,077)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--	(16,606,423)
Class B Shares	--	(2,334,035)
Class C Shares	--	(5,144,128)
Class F Shares	--	(344,232)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,668,846)	(49,779,776)
Share Transactions:
Proceeds from sale of shares	50,603,777	106,195,090
Proceeds from shares issued in connection with tax-free transfer of assets from Federated Stock and California Muni Fund	7,529,084	--
Net asset value of shares issued to shareholders in payment of distributions declared	9,113,633	42,785,891
Cost of shares redeemed	(95,641,792)	(233,839,011)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(28,395,298)	(84,858,030)
Change in net assets	(45,382,947)	(262,831,629)
Net Assets:
Beginning of period	599,388,226	862,219,855
End of period (including undistributed net investment income of $250,460 and $657,255, respectively)	$554,005,279	$599,388,226

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Muni and Stock Advantage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide tax-advantaged income with a secondary objective of capital appreciation.

On March 27, 2009, the Fund received assets from Federated Stock and California Muni Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Federated Stock and California Muni Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
838,385	$7,529,084	$(849,128)	$535,404,080	$542,933,164

1 Unrealized Depreciation is included in the Federated Stock and California Muni Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conduct its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap and Interest Rate Lock Contracts

Swap and interest rate lock contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap or rate lock agreements.

Interest rate swap agreements generally involve the agreement by the Fund to pay a counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in "Swaps, at value" on the Statement of Assets and Liabilities, and periodic payments are reported as "Net realized gain (loss) on swap contracts" in the Statement of Operations. For the six months ended April 30, 2009, the Fund had no net realized gain or loss on swap contracts.

At April 30, 2009, the Fund had no outstanding swap contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,959,272	$35,821,606	6,125,306	$67,424,747
Shares issued in connection with tax-free transfer of assets from Federated Stock and California Muni Fund	619,367	5,562,217	--	--
Shares issued to shareholders in payment of distributions declared	758,660	6,853,570	2,846,124	31,814,762
Shares redeemed	(7,272,373)	(65,824,962)	(14,974,755)	(163,347,364)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,935,074)	$(17,587,569)	(6,003,325)	$(64,107,855)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	319,925	$2,910,484	644,932	$7,166,573
Shares issued to shareholders in payment of distributions declared	82,764	747,218	326,498	3,657,716
Shares redeemed	(776,832)	(7,036,838)	(1,488,668)	(16,057,682)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(374,143)	$(3,379,136)	(517,238)	$(5,233,393)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,045,163	$9,506,026	2,077,328	$23,025,394
Shares issued in connection with tax-free transfer of assets from Federated Stock and California Muni Fund	219,018	1,966,867	--	--
Shares issued to shareholders in payment of distributions declared	137,017	1,237,025	579,774	6,501,426
Shares redeemed	(2,350,254)	(21,226,149)	(4,769,570)	(51,366,815)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(949,056)	$(8,516,231)	(2,112,468)	$(21,839,995)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	259,608	$2,365,661	771,288	$8,578,376
Shares issued to shareholders in payment of distributions declared	30,544	275,820	73,247	811,987
Shares redeemed	(170,791)	(1,553,843)	(285,714)	(3,067,150)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	119,361	$1,087,638	558,821	$6,323,213
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(3,138,912)	$(28,395,298)	(8,074,210)	$(84,858,030)

4. FEDERAL TAX INFORMATION

At April 30, 2009, the cost of investments for federal tax purposes was $570,999,213. The net unrealized depreciation of investments for federal tax purposes was $25,347,904. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,549,136 and net unrealized depreciation from investments for those securities having an excess of cost over value of $41,897,040.

At October 31, 2008, the Fund had a capital loss carryforward of $37,283,914 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $1,265,026 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2009, the Sub-Adviser earned a fee of $437,128.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,467 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $60,411 of fees paid by the Fund. For the six months ended April 30, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2009, FSC retained $59,372 in sales charges from the sale of Class A Shares. FSC also retained $138 of CDSC relating to redemptions of Class A Shares, $5,597 relating to redemptions of Class C Shares and $1,732 relating to redemptions of Class F Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $122,934,850 and $141,594,189, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 1.00%, 1.75%, 1.75% and 1.00%, respectively, for the fiscal year ending October 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $69,931 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2009, were as follows:

Purchases	$251,993,179
Sales	$300,485,039

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED MUNI AND STOCK ADVANTAGE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2008. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C837
Cusip 31420C829
Cusip 31420C811
Cusip 31420C720

30216 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/_J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	June 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 22, 2009